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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                        Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                         Pioneer Equity Income Fund
                Schedule of Investments  1/31/08 (unaudited)

Shares                                                              Value
           COMMON STOCKS - 99.9 %
           Energy - 6.2 %
           Integrated Oil & Gas - 5.2 %
417,200    Chevron Corp.                                         $35,253,400
307,560    ConocoPhillips                                         24,703,219
50,000     Royal Dutch Shell Plc (A.D.R.)(b)                       3,570,500
                                                                 $63,527,119
           Oil & Gas Storage & Transportation - 1.0 %
520,000    Spectra Energy Corp.                                  $11,876,800
           Total Energy                                          $75,403,919
           Materials - 12.0 %
           Aluminum - 2.7 %
1,000,000  Alcoa, Inc.                                           $33,100,000
           Diversified Chemical - 3.6 %
800,000    Dow Chemical Co.                                      $30,928,000
300,000    E.I. du Pont de Nemours & Co.                          13,554,000
                                                                 $44,482,000
           Diversified Metals & Mining - 1.2 %
220,000    Compass Minerals International, Inc. (b)              $ 9,332,400
150,000    Teck Cominco (Class B)                                  4,896,000
                                                                 $14,228,400
           Forest Products - 1.0 %
180,000    Weyerhaeuser Co.                                      $12,189,600
           Industrial Gases - 1.1 %
150,000    Air Products & Chemicals, Inc.                        $13,503,000
           Specialty Chemicals - 1.5 %
900,000    Valspar Corp.                                         $18,027,000
           Steel - 0.9 %
200,000    Nucor Corp.                                           $11,560,000
           Total Materials                                       $147,090,000
           Capital Goods - 9.0 %
           Aerospace & Defense - 1.0 %
170,000    United Technologies Corp.                             $12,479,700
           Building Products - 1.0 %
530,000    Masco Corp. (b)                                       $12,152,900
           Construction, Farm Machinery & Heavy Trucks - 2.5 %
641,905    PACCAR, Inc.                                          $30,118,183
           Electrical Component & Equipment - 1.4 %
350,000    Emerson Electric Co.                                  $17,794,000
           Industrial Machinery - 3.1 %
988,195    Gorman-Rupp Co. + (b)                                 $27,125,953
350,000    The Timken Co.                                         10,580,500
                                                                 $37,706,453
           Total Capital Goods                                   $110,251,236
           Commercial Services & Supplies - 0.9 %
           Office Services & Supplies - 0.9 %
240,000    Mine Safety Appliances Co. (b)                        $10,711,200
           Total Commercial Services & Supplies                  $10,711,200
           Automobiles & Components - 2.2 %
           Auto Parts & Equipment - 2.2 %
766,800    Johnson Controls, Inc.                                $27,121,716
           Total Automobiles & Components                        $27,121,716
           Consumer Durables & Apparel - 1.3 %
           Apparel, Accessories & Luxury Goods - 1.3 %
200,000    VF Corp.                                              $15,474,000
           Total Consumer Durables & Apparel                     $15,474,000
           Consumer Services - 1.8 %
           Leisure Facilities - 1.4 %
780,697    Cedar Fair, LP (b)                                    $17,159,720
           Restaurants - 0.4 %
100,000    McDonald's Corp.                                      $ 5,355,000
           Total Consumer Services                               $22,514,720
           Media - 3.5 %
           Broadcasting & Cable TV - 1.0 %
500,000    CBS Corp. (Class B)                                   $12,595,000
           Movies & Entertainment - 0.5 %
300,000    Regal Entertainment Group (b)                         $ 5,562,000
           Publishing - 2.0 %
200,000    Gannett Co.                                           $ 7,400,000
1,050,000  New York Times Co. (b)                                 17,577,000
                                                                 $24,977,000
           Total Media                                           $43,134,000
           Retailing - 1.4 %
           Department Stores - 0.4 %
153,944    Macys, Inc.                                           $ 4,255,012
           Distributors - 1.0 %
280,000    Genuine Parts Co.                                     $12,300,400
           Total Retailing                                       $16,555,412
           Food, Beverage & Tobacco - 9.5 %
           Packaged Foods & Meats - 8.4 %
520,000    Campbell Soup Co.                                     $16,437,200
180,000    ConAgra, Inc.                                           3,875,400
265,000    General Mills, Inc.                                    14,471,650
522,550    H.J. Heinz Co., Inc.                                   22,239,728
200,000    Hershey Foods Corp.                                     7,240,000
180,000    Kellogg Co.                                             8,622,000
650,000    Kraft Food, Inc.                                       19,019,000
100,000    The J.M. Smucker Co.                                    4,673,000
100,000    William Wrigley Jr. Co.                                 5,743,000
                                                                 $102,320,978
           Soft Drinks - 1.1 %
100,000    Coca-Cola Co.                                         $ 5,917,000
116,300    PepsiCo, Inc.                                           7,930,497
                                                                 $13,847,497
           Total Food, Beverage & Tobacco                        $116,168,475
           Household & Personal Products - 2.9 %
           Household Products - 2.9 %
188,800    Clorox Co.                                            $11,577,216
306,000    Colgate-Palmolive Co.                                  23,562,000
                                                                 $35,139,216
           Total Household & Personal Products                   $35,139,216
           Pharmaceuticals & Biotechnology - 6.7 %
           Pharmaceuticals - 6.7 %
306,600    Abbott Laboratories                                   $17,261,580
240,000    Eli Lilly & Co.                                        12,364,800
619,700    Merck & Co., Inc.                                      28,679,716
1,000,000  Pfizer, Inc.                                           23,390,000
                                                                 $81,696,096
           Total Pharmaceuticals & Biotechnology                 $81,696,096
           Banks - 9.4 %
           Diversified Banks - 5.0 %
718,700    U.S. Bancorp                                          $24,399,865
565,436    Wachovia Corp.                                         22,012,423
431,324    Wells Fargo  & Co.                                     14,669,329
                                                                 $61,081,617
           Regional Banks - 4.4 %
773,300    Regions Financial Corp.                               $19,518,092
275,000    SunTrust Banks, Inc.                                   18,961,250
600,000    Whitney Holding Corp.                                  16,104,000
                                                                 $54,583,342
           Total Banks                                           $115,664,959
           Diversified Financials - 1.0 %
           Asset Management & Custody Banks - 1.0 %
100,000    Northern Trust Corp.                                  $ 7,336,000
100,000    T. Rowe Price Associates, Inc.                          5,059,000
                                                                 $12,395,000
           Total Diversified Financials                          $12,395,000
           Insurance - 4.9 %
           Life & Health Insurance - 1.6 %
351,484    Lincoln National Corp.                                $19,106,670
           Property & Casualty Insurance - 3.3 %
410,200    Chubb Corp.                                           $21,244,258
359,300    SAFECO Corp.                                           19,175,841
                                                                 $40,420,099
           Total Insurance                                       $59,526,769
           Real Estate - 5.3 %
           Diversified Real Estate Investment Trust - 0.9 %
350,000    Liberty Property Trust                                $11,238,500
           Residential Real Estate Investment Trust - 1.1 %
350,000    Equity Residential Property Trust                     $13,093,500
           Retail Real Estate Investment Trusts - 2.3 %
300,000    Developers Diversified Realty Corp. (b)               $12,345,000
150,000    General Growth Properties, Inc.                         5,478,000
300,000    Kimco Realty Corp.                                     10,743,000
                                                                 $28,566,000
           Specialized Real Estate Investment Trust - 1.0 %
300,000    Plum Creek Timber Co., Inc.  (b)                      $12,525,000
           Total Real Estate                                     $65,423,000
           Software & Services - 0.8 %
           Systems Software - 0.8 %
300,000    Microsoft Corp.                                       $ 9,780,000
           Total Software & Services                             $ 9,780,000
           Semiconductors - 2.0 %
           Semiconductor Equipment - 0.7 %
500,000    Applied Materials, Inc.                               $ 8,960,000
           Semiconductors - 1.3 %
500,000    Microchip Technology (b)                              $15,955,000
           Total Semiconductors                                  $24,915,000
           Telecommunication Services - 5.1 %
           Integrated Telecommunication Services - 5.1 %
608,800    AT&T Corp.                                            $23,432,712
1,000,000  Citizens Communications (b)                            11,470,000
100,000    Embarq Corp.                                            4,530,000
339,584    Verizon Communications, Inc.                           13,189,443
890,847    Windstream Corp.                                       10,342,734
                                                                 $62,964,889
           Total Telecommunication Services                      $62,964,889
           Utilities - 14.1 %
           Electric Utilities - 3.0 %
740,000    Duke Energy Corp.                                     $13,808,400
200,000    Edison International                                   10,432,000
340,000    Southern Co.                                           12,359,000
                                                                 $36,599,400
           Gas Utilities - 6.8 %
326,500    AGL Resources, Inc.                                   $12,358,025
350,000    Atmos Energy Corp.                                     10,052,000
460,000    Equitable Resources, Inc.                              25,645,000
693,200    Questar Corp.                                          35,290,812
                                                                 $83,345,837
           Multi-Utilities - 4.3 %
325,000    Consolidated Edison, Inc.                             $14,163,500
530,000    NSTAR                                                  17,187,900
529,000    PG&E Corp.                                             21,710,160
                                                                 $53,061,560
           Total Utilities                                       $173,006,797
           TOTAL COMMON STOCKS
           (Cost  $1,007,894,167)                                $1,224,936,404

           TEMPORARY CASH INVESTMENT -  6.2%
           Security Lending Collateral -  6.2%
76,016,004 Securities Lending Investment Fund, 4.18%             $76,016,004
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost  $76,016,004)                                   $76,016,004
           TOTAL INVESTMENT IN SECURITIES - 106.1%
           (Cost  $1,083,910,171)(a)                             $1,300,952,408
           OTHER ASSETS AND LIABILITIES - (6.1)%                 $(75,054,710)
           TOTAL NET ASSETS - 100.0%                             $1,225,897,698

+ Investment held by the Fund representing 5% or more of the voting stock of such company.

(A.D.R.)   American Depositary Receipt

(a) At January 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $1,092,150,253 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost    $256,202,477

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value        (47,400,322)

           Net unrealized gain                                   $208,802,155

(b)        At January 31, 2008, the following securities were out on loan:

Shares                            Security                          Value
40,500     Cedar Fair, LP                                        $  886,950
492,000    Citizens Communications                                5,643,240
89,600     Compass Minerals International, Inc.                   3,802,624
39,452     Developers Diversified Realty Corp.                    1,625,028
85,375     Gorman-Rupp Co.                                        2,359,765
3,000      Masco Corp.                                               68,790
453,282    Microchip Technology                                   14,464,229
181,434    Mine Safety Appliances Co.                             8,097,399
1,039,500  New York Times Co.                                     17,401,230
268,800    Plum Creek Timber Co., Inc.                            11,222,400
296,876    Regal Entertainment Group                              5,504,081
3,343      Royal Dutch Shell Plc (A.D.R.)                           238,724
           Total                                                 $71,314,460



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2008

* Print the name and title of each signing officer under his or her signature.